Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Total operating revenues (note 5)	$ 7,563.0	$ 7,588.0
Operating expenses
Operating, maintenance and general expenses ("OM&G")	1,879.0	1,596.0
Provincial, state, and municipal taxes	433.0	367.0
Depreciation and amortization	1,049.0	952.0
GBPC Impairment charge (note 22)	0.0	73.0
Total operating expenses	5,769.0	5,959.0
Income from operations	1,794.0	1,629.0
Income from equity investments (note 7)	146.0	129.0
Other income, net (note 8)	158.0	145.0
Interest expense, net (note 9)	(925.0)	(709.0)
Income before provision for income taxes	1,173.0	1,194.0
Income tax expense (note 10)	128.0	185.0
Net income	1,045.0	1,009.0
Non-controlling interest in subsidiaries	1.0	1.0
Preferred stock dividends	66.0	63.0
Net income attributable to common shareholders	$ 977.7	$ 945.1
Earnings per common share (note 12)
Basic	$ 3.57	$ 3.56
Diluted	$ 3.57	$ 3.55
Weighted average shares of common stock outstanding (in millions) (note 12)
Basic	273.6	265.5
Diluted	273.8	265.9
Dividends per common share declared	$ 2.7875	$ 2.6775
Regulated | Gas Revenue
Operating revenues
Total operating revenues (note 5)	$ 1,489.0	$ 1,681.0
Operating expenses
Fuel for generation and purchased power	527.0	800.0
Regulated | Electric Revenue
Operating revenues
Total operating revenues (note 5)	5,746.0	5,473.0
Operating expenses
Fuel for generation and purchased power	1,881.0	2,171.0
Non-Regulated
Operating revenues
Total operating revenues (note 5)	$ 328.0	$ 434.0